Loans and Allowance for Loan Losses, Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		$ 4,438,779	$ 4,244,470
Loans that are 90 days past due and still accruing interest		$ 0	$ 0
Number of days past due		90 days	90 days
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	$ 3,132,378	$ 3,061,352
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,306,401	1,183,118
Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		16,159	17,524
Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	13,807	15,923
Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		2,352	1,601
30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		2,708	2,241
30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	1,821	1,869
30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		887	372
60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,249	1,931
60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	935	1,404
60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		314	527
90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		12,202	13,352
90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	11,051	12,650
90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,151	702
Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,422,620	4,226,946
Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	3,118,571	3,045,429
Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,304,049	1,181,517
Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		168,716	167,441
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	147,063	147,063
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		21,653	18,666
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		278	481
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	278	481
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	125
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0	125
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		233	77
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	233	77
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		45	279
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	45	279
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		168,438	166,960
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	146,785	146,582
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		21,653	18,666
Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		31,484	45,051
Commercial [Member] | Other [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	30,889	44,932
Commercial [Member] | Other [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		595	119
Commercial [Member] | Other [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	80
Commercial [Member] | Other [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0	80
Commercial [Member] | Other [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0	0
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	80
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0	80
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Other [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		31,484	44,971
Commercial [Member] | Other [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	30,889	44,852
Commercial [Member] | Other [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		595	119
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		3,936,302	3,705,696
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	2,723,734	2,606,781
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,212,568	1,098,915
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		13,604	14,666
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	11,409	13,129
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		2,195	1,537
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		2,172	1,585
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	1,303	1,220
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		869	365
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		419	1,499
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	239	982
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		180	517
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		11,013	11,582
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	9,867	10,927
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,146	655
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		3,922,698	3,691,030
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	2,712,325	2,593,652
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,210,373	1,097,378
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		61,885	74,471
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	48,190	59,400
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		13,695	15,071
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		405	216
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	360	169
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		45	47
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		136	120
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	136	120
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		45	1
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0	1
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		45	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		224	95
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	224	48
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	47
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		61,480	74,255
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	47,830	59,231
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		13,650	15,024
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		230,976	242,194
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	175,134	193,654
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		55,842	48,540
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,813	2,018
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	1,724	2,018
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		89	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		355	401
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	355	401
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		547	344
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	458	344
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		89	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		911	1,273
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	911	1,273
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		229,163	240,176
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	173,410	191,636
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		55,753	48,540
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		9,416	9,617
Installment [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	7,368	7,810
Installment [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		2,048	1,807
Installment [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		59	63
Installment [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	36	46
Installment [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		23	17
Installment [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		45	10
Installment [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	27	3
Installment [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		18	7
Installment [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		5	10
Installment [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	5	0
Installment [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	10
Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		9	43
Installment [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	4	43
Installment [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		5	0
Installment [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		9,357	9,554
Installment [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	7,332	7,764
Installment [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		$ 2,025	$ 1,790

[1]	Includes New York, New Jersey, Vermont and Massachusetts.